NET LOSS PER SHARE (Details) - Schedule of computation of diluted net loss per share - Cepton Technologies, Inc. [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options to purchase common stock	7,075,268	4,365,000	5,221,283	5,024,915
Unvested restricted stock	87,500		125,000
Preferred shares on an as-converted basis	21,671,491	21,671,491	21,671,491	15,342,075
Class F shares an as-converted basis	8,372,143	8,372,143	8,372,143	8,402,000
Shares issuable upon exercise of warrants	60,000	60,000	60,000	60,000
Total (in Dollars per share)	$ 37,266,402	$ 34,468,634	$ 35,449,917	$ 28,828,990